Convertible Instruments	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Convertible Instruments	CONVERTIBLE DEBT INSTRUMENTS
20.1Accounting policies
As required by IFRS 9 – Financial Instruments, the right to convert convertible debentures into shares was measured at fair value through profit or loss as it is an embedded derivative.
20.2Renegotiations
In July 2023, the Company concluded the renegotiation of the convertible debentures, with a principal value of R$1,745,900, changing the maturity date from October 2025 to October 2028, at a nominal rate of 6.0% p.a. to 12.3% p.a. and the conversion price from R$32.26 to R$22.78.
In accordance with IFRS 9 – Financial Instruments, the Company concluded that the renegotiation of the debentures falls within the scope of debt extinguishment. Therefore, the values recorded previously were extinguished and a new debt was recorded. For this reason, any costs or fees incurred were recognized in the statement of operations.
Due to the modification of the debt, the amount of R$352,430, composed of the effect of the restructuring of R$233,068 (expenses of R$346,555 related to the extinction and reconstitution of the conversion right and income of R$113,487 related to the extinction and reconstitution of the debt) and R$119,362 of new costs incurred, was recorded in the statement of operations, under the line “Restructuring of debentures”.
The balance presented below debentures includes the right to convert the debt into Company shares in the amount of R$488,775 (R$116,971 as of December 31, 2022).
20.3Movement of convertible debt instruments

Description	Average nominal rate p.a.	Effective rate(a)	Maturity	December 31, 2022	Variation of conversion right	Payment of principal	Payment of interest	Interest incurred	Foreign currency exchange	Restructuring result	Amortized cost	December 31, 2023

In foreign currency – US$
Debentures	12.3%	12.3%	Oct-28	1,403,719	25,249	(542,496)	(100,928)	242,608	(62,232)	233,068	2,622	1,201,610
Total in R$				1,403,719	25,249	(542,496)	(100,928)	242,608	(62,232)	233,068	2,622	1,201,610

Current				14,789								25,807
Non-current				1,388,930								1,175,803

(a)Does not consider the conversion right.

Description	Average nominal rate p.a.	Effective rate(a)	Maturity	December 31, 2021	Variation of conversion right	Payment of interest	Interest incurred	Foreign currency exchange	Amortized cost	December 31, 2022

In foreign currency – US$
Debentures	6.0 % a 7.5%	6.6%	Oct-25	1,873,001	(519,815)	(105,891)	231,103	(79,212)	4,533	1,403,719
Total in R$				1,873,001	(519,815)	(105,891)	231,103	(79,212)	4,533	1,403,719

Current				39,124						14,789
Non-current				1,833,877						1,388,930

(a)Does not consider the conversion right.
20.4Schedule of amortization

Description	December 31, 2023	December 31, 2022

2023	—	14,789
2024	25,807	—
2025	—	1,388,930
After 2026	1,175,803	—
	1,201,610	1,403,719

Current	25,807	14,789
Non-current	1,175,803	1,388,930